First Trust Limited Duration Investment Grade Corporation ETF Shareholder Fees	Oct. 31, 2025
First Trust Limited Duration Investment Grade Corporation ETF | FT Limited Duration Investment Grade Corporation ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%